UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

SMALLCAP World Fund®
Investment portfolio

June 30, 2006

		unaudited

		Market value
Common stocks — 89.47%	Shares	(000)

CONSUMER DISCRETIONARY — 19.44%
Michaels Stores, Inc.	5,300,000	$218,572
Aristocrat Leisure Ltd.	9,518,200	91,051
CarMax, Inc.[1]	2,550,000	90,423
Schibsted ASA	3,025,000	80,634
Cheil Industries Inc.	2,260,000	78,869
Central European Media Enterprises Ltd., Class A1	1,195,500	75,544
Big Lots, Inc.[1]	4,271,400	72,956
Cyrela Brazil Realty SA, ordinary nominative	4,335,500	71,891
Lojas Renner SA, ordinary nominative[2]	1,330,000	71,637
SEEK Ltd.[2]	17,160,585	68,187
Lions Gate Entertainment Corp.[1,2]	4,100,000	35,055
Lions Gate Entertainment Corp. (Canada) [1,2]	3,628,500	31,343
Kuoni Reisen Holding AG, Class B1	106,500	59,655
Life Time Fitness, Inc.[1]	1,140,000	52,748
Debenhams PLC[1]	15,165,000	52,658
Ameristar Casinos, Inc.	2,600,000	50,570
Arbitron Inc.	1,307,860	50,130
JUMBO SA2	3,939,956	49,229
Tupperware Brands Corp.	2,500,000	49,225
Triarc Companies, Inc., Class B, Series 1	2,150,000	33,604
Triarc Companies, Inc., Class A	950,000	15,514
Unibet Group PLC (SDR)[2]	1,778,470	48,280
Praktiker Bau- und Heimwerkermärkte Holding AG	1,708,383	47,450
Fourlis[2]	3,310,000	46,940
Restaurant Group PLC[2]	12,499,555	46,808
Korea Kumho Petrochemical Co., Ltd.[2]	1,810,940	44,009
GOME Electrical Appliances Holding Ltd.	51,163,000	43,150
Ekornes ASA[2]	2,185,598	42,291
Select Comfort Corp.[1]	1,800,000	41,346
Fisher & Paykel Appliances Holdings Ltd.	13,080,000	36,644
Citi Trends, Inc.[1,2]	849,016	36,244
Hürriyet Gazetecilik ve Matbaacilik AS	16,735,985	34,222
Café de Coral Holdings Ltd.	23,750,000	33,791
Shuffle Master, Inc.[1]	1,030,000	33,763
Fossil, Inc.[1]	1,835,000	33,048
Bloomsbury Publishing PLC[2]	5,405,000	32,345
Bijou Brigitte modische Accessoires AG	114,700	31,008
Pinnacle Entertainment, Inc.[1]	1,000,000	30,650
Cedar Fair, L.P.	1,150,000	30,521
P.F. Chang’s China Bistro, Inc.[1]	800,000	30,416
IBT Education Ltd.[2]	21,727,690	30,338
Photo-Me International PLC	15,000,000	29,367
Trigano SA	544,250	28,856
Rightmove PLC[1]	4,393,775	28,688
American Axle & Manufacturing Holdings, Inc.	1,650,000	28,231
Furniture Brands International, Inc.	1,350,000	28,134
Cheng Shin Rubber (Xiamen) Ind., Ltd.	32,078,016	28,126
Modern Times Group MTG AB, Class B1	500,000	26,279
Modern Times Group MTG AB, Class B, redemption shares[1,3]	500,000	1,711
Blue Nile, Inc.[1]	860,375	27,670
ValueVision Media, Inc., Class A1,2	2,400,000	26,472
Blyth, Inc.	1,370,000	25,290
CKE Restaurants, Inc.	1,500,000	24,915
Nien Made Enterprise Co., Ltd.[2]	22,100,000	24,880
Largan Precision Co., Ltd.[3]	1,125,000	24,715
REX HOLDINGS CO., LTD	7,488	24,151
Children’s Place Retail Stores, Inc.[1]	400,000	24,020
Valassis Communications, Inc.[1]	1,000,000	23,590
Submarino SA, ordinary nominative	1,151,700	23,167
Halfords Group PLC	4,200,000	23,117
Lifestyle International Holdings Ltd.	12,640,000	23,111
Bob Evans Farms, Inc.	768,771	23,071
Stockmann OYJ ABP, Class B	565,000	22,911
Alma Media Corp.	2,368,478	22,241
NutriSystem, Inc.[1]	350,000	21,745
Zumiez Inc.[1]	570,000	21,415
Nishimatsuya Chain Co., Ltd.	1,092,000	21,141
Nobia AB	627,000	20,373
Lupatech SA, ordinary nominative[1]	2,054,900	20,150
Tractor Supply Co.[1]	358,700	19,825
Bright Horizons Family Solutions, Inc.[1]	520,000	19,599
OSIM International Ltd.	19,980,000	19,441
Applebee’s International, Inc.	1,000,000	19,220
PETsMART, Inc.	750,000	19,200
Progressive Gaming International Corp.[1,2]	2,425,000	18,915
RNB Retail and Brands AB2	2,655,000	18,434
Hemtex AB1	1,175,000	18,274
La-Z-Boy Inc.	1,300,000	18,200
Impact 21 Co., Ltd.	890,000	18,164
Pantaloon Retail (India) Ltd.	587,624	17,294
Nitori Co., Ltd.	351,000	17,088
Williams-Sonoma, Inc.	500,000	17,025
Rossi Residencial SA, ordinary nominative	1,755,500	16,808
Denny’s Corp.[1]	4,500,000	16,605
Carpetright PLC	692,213	16,212
Levitt Corp., Class A2	1,000,000	16,000
McCarthy & Stone PLC	917,900	15,572
Orient-Express Hotels Ltd., Class A	388,000	15,070
JB Hi-Fi Ltd.	3,959,050	14,937
YBM Sisa.com Inc.[2]	576,396	14,554
JJB Sports PLC	4,390,500	14,536
Hyatt Regency SA	1,000,000	13,824
GSI Commerce, Inc.[1]	995,021	13,463
O’Charley’s Inc.[1]	791,500	13,456
SA D’Ieteren NV	40,681	13,123
Pumpkin Patch Ltd.	4,970,107	13,078
Formosa International Hotels Corp.	4,889,000	12,596
BEC World PCL	31,500,000	12,402
Gaming VC Holdings SA2	2,023,800	12,042
Laureate Education, Inc.[1]	268,800	11,459
Palm Harbor Homes, Inc.[1]	637,806	11,219
Bilia AB, Class A	785,000	10,792
Chipotle Mexican Grill, Inc., Class A1	175,000	10,666
Sharper Image Corp.[1,2]	950,000	10,555
Next Media Ltd.	18,520,000	10,314
PETCO Animal Supplies, Inc.[1]	500,000	10,215
104 Corp.	1,518,000	10,047
Haseko Corp.[1]	2,830,000	9,622
Prime Success International Group Ltd.	15,200,000	9,541
Premier Image Technology Corp.	6,155,000	9,233
Restoration Hardware, Inc.[1]	1,200,000	8,616
GEOX SpA	591,000	7,009
Monro Muffler Brake, Inc.	215,000	7,000
ElringKlinger AG	135,000	6,614
Fontainebleau Resorts, LLC, Class A, units[1,3,4]	650,000	6,500
Rinnai Corp.	230,000	6,091
NEXEN Tire Co., Ltd.	387,240	5,716
Gafisa SA, ordinary nominative[1]	500,000	5,458
Sanctuary Group PLC[1,2]	14,412,733	5,258
Nokian Renkaat Oyj	370,000	4,859
Build-A-Bear Workshop, Inc.[1]	203,500	4,377
Parkson Retail Group Ltd.	1,240,000	3,529
Zhejiang Glass Co. Ltd., Class H	11,499,400	3,035
Can Do Co., Ltd.	2,837	2,852
Golden Land Property Development PLC[1]	16,188,500	2,358
Golden Land Property Development PLC, nonvoting depositary receipt[1]	1,488,400	217
Nien Hsing Textile Co., Ltd.	3,000,000	1,610
Journal Communications, Inc., Class A	105,000	1,180
		3,501,195

INDUSTRIALS — 13.11%
Samsung Engineering Co., Ltd.[2]	2,587,640	115,402
JetBlue Airways Corp.[1]	8,675,138	105,316
Corrections Corporation of America[1]	1,950,000	103,233
Downer EDI Ltd.[2]	18,511,178	102,287
Container Corp. of India Ltd.	2,891,794	90,776
ALL - América Latina Logística, units	1,272,550	86,465
GS Engineering & Construction Co. Ltd.	1,320,107	85,456
Buhrmann NV	4,793,600	69,450
LS Industrial Systems Co., Ltd.[2]	1,950,000	68,461
MSC Industrial Direct Co., Inc., Class A	1,250,000	59,463
United Stationers Inc.[1]	1,034,000	50,997
Silitech Technology Corp.[2]	9,081,000	48,167
Lincoln Electric Holdings, Inc.	728,500	45,641
Daelim Industrial Co., Ltd.	701,640	44,089
Murray & Roberts Holdings Ltd.	12,040,000	42,952
Acuity Brands, Inc.	1,074,500	41,809
Michael Page International PLC	6,416,190	41,537
Hyundai Mipo Dockyard Co., Ltd.	409,370	41,002
STX Shipbuilding Co., Ltd.[2]	3,732,798	40,142
Minebea Co., Ltd.	7,168,000	39,032
Actuant Corp., Class A	750,000	37,463
Grupo Aeroportuario del Pacífico, SA de CV, Class B (ADR)	1,009,300	32,146
K&F Industries Holdings, Inc.[1]	1,800,000	31,914
Tetra Tech, Inc.[1]	1,760,500	31,231
Seco Tools AB, Class B	2,225,000	28,116
Gateway Distriparks Ltd.[2]	3,949,867	17,726
Gateway Distriparks Ltd. (GDR)[2,3,4]	2,135,000	9,581
Ballast Nedam NV2	628,753	26,669
Wilh. Wilhelmsen ASA, Class A	799,600	26,065
Uponor Oyj	960,100	25,943
Federal Signal Corp.	1,676,100	25,376
EnerSys[1]	1,200,000	25,080
Hong Kong Aircraft Engineering Co. Ltd.	2,052,000	24,044
G&K Services, Inc., Class A	650,000	22,295
SembCorp Marine Ltd.	11,540,000	21,874
Kelly Services, Inc., Class A	800,000	21,736
Copa Holdings, SA, Class A	950,000	21,518
Oslo Børs Holding ASA	245,000	21,244
Hyundai Engineering & Construction Co., Ltd.[1]	420,000	19,262
ChoicePoint Inc.[1]	450,000	18,797
CoStar Group, Inc.[1]	300,000	17,949
Max India Ltd.[1]	999,986	17,107
Bradken Ltd.	4,389,221	16,951
Aditya Birla Nuvo[1]	1,059,100	16,566
Northgate PLC	830,000	16,035
Geberit AG	13,750	15,875
Spirax-Sarco Engineering PLC	930,000	15,605
Nexans SA	215,000	15,314
Kyeryong Construction Industrial Co., Ltd.[2]	469,250	14,842
Michaniki SA2	3,935,000	14,780
Harbin Power Equipment Co. Ltd., Class H	12,196,000	14,526
Trakya Cam Sanayii AS	5,335,000	14,411
Taiwan Secom Co., Ltd.	7,690,000	14,128
Aboitiz Equity Ventures	134,250,000	13,177
OSG CORP.	775,000	13,053
Dongfang Electrical Machinery Co. Ltd., Class H	6,800,000	12,871
Halla Engineering & Construction Corp.[2]	626,000	12,870
Steelcase Inc., Class A	775,000	12,749
Fu Sheng Industrial Co., Ltd.	12,659,920	12,236
Chen Hsong Holdings Ltd.	22,396,000	11,967
TransDigm Group Inc.[1]	495,000	11,855
Latécoère SA	323,626	11,767
Permasteelisa SpA[1]	615,000	10,922
Goodpack Ltd.[1]	10,448,000	10,760
Aker American Shipping ASA[1]	604,800	10,683
Toll Holdings Ltd.	1,019,347	10,637
Noritz Corp.	560,000	10,156
Royal Boskalis Westminster NV	149,600	10,139
Stork NV	184,800	9,881
Rollins, Inc.	500,000	9,820
Shenzhen Expressway Co., Ltd., Class H	19,422,000	9,315
Intertek Group PLC	700,000	9,050
Anhui Expressway Co. Ltd., Class H	12,000,000	8,962
Hi-P International Ltd.	16,886,000	8,855
ElkCorp	300,000	8,331
Curtiss-Wright Corp.	268,600	8,294
Italian-Thai Development PCL	57,220,000	7,584
Nissei Industries, Ltd.	600,000	7,394
Hyunjin Materials Co., Ltd.[1]	500,500	7,229
Prosegur Compañía de Seguridad, SA1	282,000	7,026
Hyundai Development Co.	161,320	6,973
Krones AG	55,000	6,885
Techem AG	145,600	6,734
Dongbu Corp.	328,850	5,825
NEPES Corp.[1]	701,634	5,622
Samsung Techwin Co., Ltd.	188,960	5,190
SIRVA, Inc.[1]	783,300	5,068
Korea Electric Terminal Co., Ltd.	350,000	4,668
Sino-Thai Engineering and Construction PCL	30,400,000	3,990
Ansaldo STS SpA[1]	390,000	3,950
Kumho Industrial Co., Ltd.	225,000	3,523
Ultraframe PLC[1,2]	6,330,000	3,449
LTG Technologies PLC[1,2]	17,785,714	2,710
Hudson Highland Group, Inc.[1]	248,100	2,677
Moatech Co., Ltd.	292,600	1,140
ZOOTS[1,2,3,4]	25,173	234
		2,360,067

INFORMATION TECHNOLOGY — 12.60%
Kingboard Chemical Holdings Ltd.[2]	45,946,000	129,560
PMC-Sierra, Inc.[1]	9,900,000	93,060
NHN Corp.[1]	257,000	89,416
Semtech Corp.[1,2]	5,900,000	85,255
CNET Networks, Inc.[1,2]	10,655,000	85,027
Varian Semiconductor Equipment Associates, Inc.[1]	2,400,000	78,264
Tripod Technology Corp.[2]	18,325,000	62,343
MKS Instruments, Inc.[1,2]	2,849,944	57,341
ValueClick, Inc.[1]	3,600,000	55,260
Fairchild Semiconductor International, Inc.[1]	2,665,000	48,423
NCsoft Corp.[1]	743,200	42,704
ProMOS Technologies Inc.[1]	112,506,000	40,885
Venture Corp. Ltd.	5,969,600	39,981
Manhattan Associates, Inc.[1,2]	1,950,000	39,566
Mentor Graphics Corp.[1]	3,000,000	38,940
Veeco Instruments, Inc.[1,2]	1,598,523	38,109
Vishay Intertechnology, Inc.[1]	2,350,000	36,966
National Instruments Corp.	1,337,500	36,648
Novell, Inc.[1]	5,394,100	35,763
Rogers Corp.[1]	600,000	33,804
Marchex, Inc., Class B1,2	2,000,000	32,860
Littelfuse, Inc.[1]	950,000	32,661
Unimicron Technology Corp.	24,515,000	31,996
Spansion Inc., Class A1	1,870,400	29,814
Diebold, Inc.	725,700	29,478
Cypress Semiconductor Corp.[1]	2,000,000	29,080
MacDonald, Dettwiler and Associates Ltd.[1]	700,000	28,815
GES International[2]	42,700,000	27,789
Baycorp Advantage Ltd.[2]	11,585,000	27,619
Verifone Holdings, Inc.[1]	900,000	27,432
Kakaku.com, Inc.[2]	8,335	26,372
Hana Microelectronics PCL	40,034,800	26,270
Intersil Corp., Class A	1,107,105	25,740
Knot, Inc.[1,2,4]	1,200,000	25,116
O2Micro International Ltd. (ADR)[1,2]	3,055,000	23,493
Gartner, Inc.[1]	1,575,000	22,365
Cymer, Inc.[1]	460,000	21,372
Sanken Electric Co., Ltd.	1,625,000	20,680
Orbotech Ltd.[1]	887,000	20,339
SFA Engineering Corp.[2]	553,700	19,381
Ichia Technologies, Inc.[1,2]	16,995,177	19,343
Chicony Electronics Co., Ltd.	18,569,700	19,240
ASM Pacific Technology Ltd.	3,840,000	18,714
Integrated Device Technology, Inc.[1]	1,300,000	18,434
Power Integrations, Inc.[1]	1,050,000	18,354
Wintek Corp.	19,979,263	18,260
Chartered Semiconductor Manufacturing Ltd[1]	20,000,000	17,059
Billing Services Group PLC[1,2]	16,548,800	16,200
Himax Technologies, Inc. (ADR)[1]	2,666,700	15,254
Echelon Corp.[1,2]	2,000,000	14,980
Cogent, Inc.[1]	963,500	14,520
TTM Technologies, Inc.[1]	1,000,000	14,470
PDF Solutions, Inc.[1]	1,100,000	13,651
Sunplus Technology Co., Ltd.	12,301,000	13,639
Spark Networks PLC (GDR)[1,2]	1,300,000	7,972
Spark Networks PLC (ADR)[1,2]	1,103,000	5,625
Lawson Software, Inc.[1]	2,000,000	13,400
FormFactor, Inc.[1]	300,000	13,389
Winbond Electronics Corp.[1]	45,000,000	13,333
Vaisala Oyj, Class A	423,295	12,979
Net 1 UEPS Technologies, Inc.[1]	425,000	11,624
Radiant Op-to Electronics Corp.	7,025,000	11,363
Unisteel Technology Ltd.	9,655,000	11,164
Reunert Ltd.	1,215,000	11,092
Simmtech Co., Ltd.	1,020,000	10,861
Symyx Technologies, Inc.[1]	445,000	10,747
Faraday Technology Corp.	6,165,968	10,641
SkillSoft PLC (ADR)[1]	1,696,800	10,384
Career Technology (MFG.) Co., Ltd.[2]	13,355,894	10,286
InfoSpace.com, Inc.[1]	450,000	10,202
Rotork PLC	797,581	10,091
SupportSoft, Inc.[1,2]	2,554,400	10,064
Moser Baer India Ltd.	2,350,000	9,591
Plantronics, Inc.	400,000	8,884
Techwell, Inc.[1]	825,000	8,786
Intevac, Inc.[1]	400,000	8,672
KEC Corp.[2]	5,235,400	8,666
Toshiba Ceramics Co., Ltd.	2,181,000	8,655
Brooks Automation, Inc.[1]	725,000	8,555
Plantynet Co., Ltd.[2]	537,600	7,368
AAC Acoustic Technologies Holdings Inc.[1]	7,943,500	7,109
Siliconware Precision Industries Co., Ltd.	5,550,000	6,832
Phoenix PDE Co., Ltd.[2]	1,500,000	6,737
Mtekvision Co., Ltd.	319,710	6,404
Kontron AG1	500,000	5,762
Taiflex Scientific Co., Ltd.	4,267,750	5,649
Renishaw PLC	352,108	5,560
NAVTEQ Corp.[1]	119,500	5,339
Interflex Co., Ltd.[2]	799,000	4,987
DK UIL Co., Ltd.	564,600	4,601
i2 Technologies, Inc.[1]	352,200	4,462
Jahwa Electronics Co., Ltd.	540,000	3,815
Kiryung Electronics Co., Ltd.[1]	781,481	2,876
Min Aik Technology Co., Ltd.	2,360,000	2,810
CyberSource Corp.[1]	150,000	1,755
Avid Technology, Inc.[1]	33,400	1,113
Infoteria Corp.[1,2,3,4]	2,577	901
ClearSpeed Technology Ltd.[1,3,4]	2,300,000	231
Orbiscom Ltd.[1,3,4]	3,905,874	59
MMC AS1,3,4	4,150,000	7
		2,269,508

HEALTH CARE — 11.76%
Advanced Medical Optics, Inc.[1]	2,735,000	138,664
Kyphon Inc.[1,2]	3,350,600	128,529
Medicis Pharmaceutical Corp., Class A2	3,645,000	87,480
Alfresa Holdings Corp.	1,065,300	66,203
Integra LifeSciences Holdings Corp.[1,2]	1,638,300	63,582
ArthroCare Corp.[1,2]	1,374,000	57,722
Wright Medical Group, Inc.[1,2]	2,736,000	57,264
Myogen, Inc.[1]	1,896,200	54,990
FoxHollow Technologies, Inc.[1,2]	1,994,900	54,501
IDEXX Laboratories, Inc.[1]	720,000	54,094
DCA Group Ltd.	22,407,000	46,430
Psychiatric Solutions, Inc.[1]	1,500,000	42,990
STERIS Corp.	1,750,000	40,005
Nuvelo, Inc.[1]	2,399,915	39,959
Greatbatch, Inc.[1,2]	1,615,400	38,123
Nobel Biocare Holding AG	156,000	36,972
Hologic, Inc.[1]	708,034	34,949
Valeant Pharmaceuticals International	2,050,000	34,686
Sirona Dental Systems, Inc.[1]	865,000	34,271
Fisher & Paykel Healthcare Corp. Ltd.	12,600,000	33,002
Toho Pharmaceutical Co., Ltd.	1,799,500	31,850
Apria Healthcare Group Inc.[1]	1,675,000	31,657
Rhön-Klinikum AG	705,200	31,381
NuVasive, Inc.[1,2]	1,709,000	31,155
Hikma Pharmaceuticals PLC	5,069,153	31,108
Sigma Pharmaceuticals Ltd.	15,680,000	30,278
Vital Signs, Inc.	580,000	28,727
Keryx Biopharmaceuticals, Inc.[1]	2,000,000	28,400
ResMed Inc[1]	452,000	21,221
ResMed Inc (Australia)[1]	1,500,000	6,907
Grifols, SA1	3,387,600	27,829
Selcuk Ecza Deposu Ticaret ve Sanayi AS, Class B1	9,088,600	26,615
Apollo Hospitals Enterprise Ltd.[2]	3,000,000	26,220
Cochlear Ltd.	637,000	25,845
Connetics Corp.[1,2]	2,000,000	23,520
BioMarin Pharmaceutical Inc.[1]	1,500,000	21,555
PSS World Medical, Inc.[1]	1,175,000	20,739
Volcano Corp.[1,2]	2,122,000	19,204
Diagnósticos da América SA, ordinary nominative[1]	950,000	18,895
Nektar Therapeutics[1]	1,000,000	18,340
Alexion Pharmaceuticals, Inc.[1]	500,000	18,060
Nakanishi Inc.	189,000	17,792
Adams Respiratory Therapeutics, Inc.[1]	397,600	17,741
LifePoint Hospitals, Inc.[1]	550,000	17,671
Nabi Biopharmaceuticals[1,2]	3,050,000	17,507
United Therapeutics Corp.[1]	300,000	17,331
Vertex Pharmaceuticals Inc.[1]	471,300	17,301
Labopharm Inc.[1]	2,000,000	15,800
Invacare Corp.	635,000	15,799
Par Pharmaceutical Companies, Inc.[1]	850,000	15,691
Hythiam, Inc.[1,2]	2,250,000	15,683
ICOS Corp.[1]	700,000	15,393
Senomyx, Inc.[1]	1,024,400	14,782
Haemonetics Corp.[1]	300,000	13,953
MGI PHARMA, Inc.[1]	600,000	12,900
Genmab A/S1	400,000	12,886
Cubist Pharmaceuticals, Inc.[1]	500,000	12,590
Tong Ren Tang Technologies Co., Ltd., Class H	5,824,000	11,923
Tecan Group Ltd., Männedorf	215,586	11,600
Theravance, Inc.[1]	500,000	11,440
Penwest Pharmaceuticals Co.[1]	500,000	10,915
I-Flow Corp.[1]	1,000,000	10,820
Triad Hospitals, Inc.[1]	250,000	9,895
Eclipsys Corp.[1]	525,000	9,534
ZymoGenetics, Inc.[1]	500,000	9,485
Idenix Pharmaceuticals, Inc.[1]	1,000,000	9,400
Immucor, Inc.[1]	487,500	9,375
CONMED Corp.[1]	445,954	9,231
Amplifon SpA	1,075,980	9,205
QIAGEN NV1	611,558	8,243
American Healthways, Inc.[1]	150,000	7,896
Allion Healthcare, Inc.[1,2]	900,000	7,821
American Medical Systems Holdings, Inc.[1]	457,300	7,614
Adeza Biomedical Corp.[1]	481,000	6,744
Panacos Pharmaceuticals, Inc.[1]	1,000,000	5,520
Noven Pharmaceuticals, Inc.[1]	305,657	5,471
Gentium SpA (ADR)[1,3,4]	450,000	5,470
So-net M3, Inc.[1]	1,254	5,436
Cytokinetics, Inc.[1]	853,500	5,369
Human Genome Sciences, Inc.[1]	500,000	5,350
BioCryst Pharmaceuticals, Inc.[1]	209,554	3,003
Discovery Laboratories, Inc.[1]	1,200,000	2,508
KRKA, d.d., Novo mesto[1]	2,782	2,167
Vision-Sciences, Inc.[1,2]	1,884,500	2,092
Allied Medical Ltd.[1,3]	147,030	12
		2,118,281

FINANCIALS — 9.11%
Daegu Bank, Ltd.[2]	10,399,890	186,400
Pusan Bank[2]	11,477,500	146,420
HDFC Bank Ltd.	3,656,500	63,449
Sumitomo Real Estate Sales Co., Ltd.	700,000	53,168
Housing Development Finance Corp. Ltd.	2,059,346	51,172
Indiabulls Financial Services Ltd.[2]	8,069,292	46,759
IndyMac Bancorp, Inc.	1,000,000	45,850
MCB Bank Ltd.	13,005,080	45,507
Centennial Bank Holdings, Inc.[1,2,4]	2,700,000	27,918
Centennial Bank Holdings, Inc.[1,2]	1,425,000	14,734
National Bank of Pakistan	11,684,400	41,897
VastNed Retail NV	512,000	41,537
ORCO PROPERTY GROUP SA	346,107	37,188
Saxon Capital, Inc.[2]	3,240,000	37,066
Ascendas Real Estate Investment Trust	28,187,550	34,195
Fulton Financial Corp.	2,122,793	33,795
Topdanmark A/S1	235,700	32,835
Thanachart Capital PCL[2]	86,650,000	32,750
Kotak Mahindra Bank Ltd.	5,493,262	29,221
Central Pattana PCL	56,461,000	28,156
Hong Kong Exchanges and Clearing Ltd.	3,714,000	23,887
Umpqua Holdings Corp.	924,700	23,719
China Banking Corp.	1,371,000	22,514
Wintrust Financial Corp.	408,900	20,793
Globe Trade Center SA1	235,000	19,594
Sparebanken Rogaland	658,145	19,023
Kensington Group PLC	994,000	18,910
Kiatnakin Finance PCL	24,270,900	18,633
Banco Nossa Caixa SA, ordinary nominative	874,000	18,596
Mizrahi Tefahot Bank Ltd.[1,3]	3,150,000	18,577
Crescent Real Estate Equities Co.	1,000,000	18,560
Allgreen Properties Ltd.	22,762,000	18,121
First Niagara Financial Group, Inc.	1,250,000	17,525
Federal Agricultural Mortgage Corp., Class C	630,000	17,451
Banco de Oro Universal Bank	28,000,000	16,384
Interhyp AG1	185,537	16,358
Alabama National BanCorporation	240,000	16,356
Hung Poo Real Estate Development Corp.[2]	16,367,000	16,198
Wing Tai Holdings Ltd.	16,412,000	14,725
Montpelier Re Holdings Ltd.	844,200	14,596
Capital Lease Funding, Inc.	1,250,000	14,262
Dah Sing Financial Holdings Ltd.	1,700,000	12,455
First Regional Bancorp[1,4]	124,014	10,913
First Regional Bancorp[1]	15,800	1,390
Vineyard National Bancorp	450,000	12,105
Banco Macro Bansud SA, Class B (ADR)	588,800	11,988
Amata Corp. PCL	26,800,000	11,958
City National Corp.	180,000	11,716
South Financial Group, Inc.	440,000	11,620
UTI Bank Ltd.	1,147,992	6,706
UTI Bank Ltd. (GDR)	802,645	4,575
Siam City Bank PCL	22,335,822	10,963
Sterling Bancshares, Inc.	550,000	10,312
Banner Corp.	265,000	10,213
AmericanWest Bancorporation	410,000	9,286
SinoPac Financial Holdings Co. Ltd.[1]	17,671,000	8,936
PFF Bancorp, Inc.	250,000	8,290
Eurobancshares, Inc.[1]	853,000	8,248
Sparebanken Midt-Norge	650,000	7,802
CapitaCommercial Trust Management Ltd.	6,634,000	6,958
Jeonbuk Bank	784,400	6,616
Public Financial Holdings Ltd.	7,937,000	6,387
MB Financial, Inc.	180,000	6,365
TICON Property Fund[2]	24,700,000	6,321
Bursa Malaysia Bhd.	3,746,500	5,867
Catena AB1	392,500	4,892
Western Alliance Bancorporation[1]	130,000	4,521
Nasdaq Stock Market, Inc[1]	142,300	4,255
Desert Community Bank	98,600	1,823
Echo Investment SA1	15,000	1,180
		1,639,460

ENERGY — 6.63%
OPTI Canada Inc.[1,2]	10,109,600	206,993
OPTI Canada Inc.[1,2,4]	420,000	8,599
Quicksilver Resources Inc.[1,2]	4,999,150	184,019
WorleyParsons Ltd.	6,388,000	95,362
First Calgary Petroleums Ltd. (United Kingdom)[1]	4,800,000	42,555
First Calgary Petroleums Ltd.[1]	3,146,000	27,908
Denbury Resources Inc.[1]	1,995,200	63,188
Bill Barrett Corp.[1]	1,893,500	56,067
UrAsia Energy Ltd.[1]	22,000,000	55,197
Oilexco Inc.[1]	6,808,600	35,995
Oilexco Inc. (United Kingdom)[1,4]	2,900,000	15,694
CARBO Ceramics Inc.	1,011,000	49,670
Delta Petroleum Corp.[1]	2,529,000	43,322
Warren Resources, Inc.[1,2]	2,883,418	41,406
Expro International Group PLC	3,175,452	39,853
Southwestern Energy Co.[1]	905,600	28,218
BA Energy Inc.[1,3,4]	1,071,430	26,882
Hydril Co.[1]	317,500	24,930
FMC Technologies, Inc.[1]	350,000	23,611
Synenco Energy Inc., Class A1,4	1,100,000	22,325
Encore Acquisition Co.[1]	760,500	20,404
Bankers Petroleum Ltd.[1,2]	22,782,800	15,311
Centennial Coal Co. Ltd.	5,850,000	13,512
Caspian Energy Inc. (United Kingdom)[1,2]	3,450,000	7,870
Caspian Energy Inc.[1,2,3,4]	2,000,000	3,717
Caspian Energy Inc.[1,2]	450,000	984
San Juan Basin Royalty Trust	312,900	12,187
China Oilfield Services Ltd., Class H	20,363,300	10,357
FirstAfrica Oil PLC[1,2]	172,338,000	9,868
Regal Petroleum PLC[1,2]	7,817,000	7,147
		1,193,151

MATERIALS — 6.36%
Yamana Gold Inc.[1]	8,815,000	86,570
Fortescue Metals Group Ltd.[1]	10,835,000	76,448
Taiwan Fertilizer Co., Ltd.	45,041,000	74,945
Dongkuk Steel Mill Co., Ltd.	3,355,000	57,656
Sino-Forest Corp.[1,2]	9,422,800	48,549
Fuji Seal International, Inc.[2]	1,638,600	43,110
Peter Hambro Mining PLC[1]	1,690,000	40,266
Hyundai Steel Co.	1,090,000	39,245
Golden Star Resources Ltd.[1,2]	13,420,000	39,202
Bema Gold Corp.[1]	7,025,000	35,062
Apex Silver Mines Ltd.[1]	2,323,000	34,961
Central African Mining & Exploration Co. PLC[1]	29,546,569	34,108
James Hardie Industries Ltd.	5,841,446	33,406
AptarGroup, Inc.	600,000	29,766
Hecla Mining Co.[1]	5,440,800	28,564
Kenmare Resources PLC[1,2]	39,316,000	28,139
Gammon Lake Resources Inc.[1]	2,000,000	27,437
Asian Paints Ltd.	2,062,500	26,621
Silver Wheaton Corp.[1]	2,505,000	23,569
Northern Orion Resources Inc.[1,4]	2,800,000	13,749
Northern Orion Resources Inc.[1]	1,100,000	5,401
Hindalco Industries Ltd.	5,000,000	19,130
Galaxy Entertainment Group Ltd.[1]	19,016,000	18,486
PT Indocement Tunggal Prakarsa[1]	37,750,000	17,118
Banro Corp.[1,4]	1,750,000	16,920
Owens-Illinois, Inc.[1]	1,000,000	16,760
Mineral Deposits Ltd.[1,2]	16,220,000	15,661
S&B Industrial Minerals SA	1,344,000	15,214
Eldorado Gold Corp.[1]	3,000,000	14,570
Associated Cement Companies Ltd.	830,000	14,185
Abitibi-Consolidated Inc.	5,000,000	13,700
Ballarat Goldfields NL1,2	53,355,000	11,096
Ballarat Goldfields NL1,2,4	10,250,000	2,132
Anhui Conch Cement Co. Ltd., Class H	7,900,000	12,868
PT Semen Gresik	5,000,000	12,848
Cementerie del Tirreno S.p.A.	1,600,000	11,768
Hung Hing Printing Group Ltd.	17,199,000	10,298
Hanwha Chemical Corp.	1,135,000	10,291
Sungshin Cement Co., Ltd.	700,570	9,971
Eastern Platinum Ltd.[1]	4,561,700	5,518
Eastern Platinum Ltd.[1,3,4]	3,500,000	3,811
Minara Resources Ltd.	5,073,334	9,156
Aricom PLC[1]	9,893,134	8,223
European Minerals Corp. (United Kingdom)[1]	6,880,000	5,337
European Minerals Corp.[1]	3,300,000	2,809
Valspar Corp.	300,000	7,923
Adastra Minerals Inc.[1,4]	2,625,000	7,597
Hanil Cement Co., Ltd.	82,500	6,463
Energem Resources Inc.[1,2]	8,002,500	5,952
Mwana Africa PLC[1,4]	5,980,000	4,252
Avocet Mining PLC[1]	1,250,000	3,856
Oriel Resources PLC[1,4]	5,000,000	2,701
Ivanhoe Mines Ltd.[1]	282,700	1,915
Thistle Mining Inc. (United Kingdom)[1]	22,625	5
Thistle Mining Inc.[1,3]	30,000	—
		1,145,308

CONSUMER STAPLES — 2.17%
Lindt & Sprüngli AG, participation certificate	19,166	37,856
Lindt & Sprüngli AG	1,694	35,368
WD-40 Co.[2]	900,000	30,213
IAWS Group PLC	1,650,000	29,091
BJ’s Wholesale Club, Inc.[1]	948,000	26,876
Anadolu Efes Biracılık ve Malt Sanayii AS¸	900,000	24,424
China Mengniu Dairy Co.[3]	19,050,000	23,838
Delta and Pine Land Co.	800,000	23,520
PGG Wrightson Ltd.[2]	16,195,000	21,849
AMOREPACIFIC Corp.[1]	50,264	21,701
Fresh Del Monte Produce Inc.	1,100,000	18,997
Herbalife Ltd.[1]	475,000	18,953
Universal Robina Corp.	51,235,000	17,407
Church & Dwight Co., Inc.	474,500	17,281
Massmart Holdings Ltd.	1,492,000	9,849
American Italian Pasta Co., Class A1	900,000	7,704
Britvic PLC	1,990,000	7,351
Coca-Cola West Japan Co. Ltd.	231,800	4,913
Pacific Corp.[1,3]	30,677	4,541
Cawachi Ltd.	130,400	4,479
Crown Confectionery Co., Ltd.	36,000	3,777
Winn-Dixie Stores, Inc.[1]	3,500,000	259
		390,247

UTILITIES — 1.71%
Perusahaan Gas Negara (Persero) Tbk[1]	52,928,500	64,289
Xinao Gas Holdings Ltd.[2]	56,438,000	53,775
CESC Ltd. (GDR)[1,2,3,4]	3,320,000	18,305
CESC Ltd.[2]	2,509,000	13,833
AES Tietê SA, preferred nominative	1,263,700,000	30,394
Glow Energy PCL	37,970,000	26,410
Reliance Energy Ltd.	2,259,500	22,339
Tata Power Co. Ltd.	2,108,047	22,174
Northumbrian Water Group PLC	3,425,000	15,514
Electricity Generating PCL, nonvoting depositary receipt	4,250,500	8,144
Electricity Generating PCL	2,285,000	4,438
First Gen Corp.	13,500,000	10,957
Kot Addu Power Co., Ltd.	13,700,000	9,597
Energen Corp.	200,000	7,682
		307,851

TELECOMMUNICATION SERVICES — 1.60%
LG Telecom Ltd.[1]	6,370,000	83,278
Digi International Inc.	21,760,200	64,593
TIM Participações SA, preferred nominative (ADR)	1,709,528	47,098
NeuStar, Inc., Class A1	800,040	27,001
Telemig Celular Participações SA, preferred nominative	5,185,172,400	9,306
Telemig Celular Participações SA, preferred nominative (ADR)	163,000	5,770
NTELOS Holdings Corp.[1]	1,023,400	14,788
Vivo Participações SA, preferred nominative[1]	2,300,013	5,596
Vivo Participações SA, preferred nominative (ADR)[1]	2,127,270	5,233
Vivo Participações SA, ordinary nominative[1]	72,055	320
GLOBE TELECOM, Inc.	526,867	9,249
Partner Communications Co. Ltd.[3]	935,000	7,716
Partner Communications Co. Ltd. (ADR)	125,000	1,026
WiderThan Co., Ltd. (ADR)[1]	480,000	4,939
Unwired Group Ltd.[1]	12,400,000	2,394
		288,307

MISCELLANEOUS — 4.98%
Other common stocks in initial period of acquisition		$ 896,725

Total common stocks (cost: $12,624,150,000)		16,110,100

Warrants — 0.09%	Shares

MATERIALS — 0.07%
Northern Orion Resources Inc., warrants, expire 2008[1,4]	1,400,000	4,830
Kenmare Resources PLC, warrants, expire 2009[1,2]	5,775,000	2,293
Eastern Platinum Ltd., warrants, expire 2008[1]	2,043,750	2,143
Eastern Platinum Ltd., warrants, expire 2009[1,3,4]	1,750,000	134
European Minerals Corp., warrants, expire 2010[1]	3,440,000	1,325
European Minerals Corp., warrants, expire 2011[1]	1,650,000	680
Oriel Resources PLC, warrants, expire 2010[1,4]	2,500,000	785
Energem Resources Inc., warrants, expire 2008[1,2,3]	1,200,000	—
		12,190

ENERGY — 0.01%
OPTI Canada Inc., warrants, expire 2008[1,2,3,4]	105,000	1,820
BA Energy Inc., warrants, expire 2006[1,3,4]	1,071,430	—
		1,820

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[1,2]	3,988,200	1,284

HEALTH CARE — 0.00%
Gentium SpA (ADR), warrants, expire 2011[1,3,4]	90,000	305

Total warrants (cost: $568,000)		15,599

Convertible securities — 0.01%

TELECOMMUNICATION SERVICES — 0.00%
Multiplex, Inc., Series C, convertible preferred[1,3,4]	1,358,696	51

INFORMATION TECHNOLOGY — 0.00%
Socratic Technologies, Inc., Series A, convertible preferred[1,3,4]	375,000	—

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		1,662

Total convertible securities (cost: $13,475,000)		1,713

	Principal amount	Market value
Bonds & notes — 0.04%	(000)	(000)

CONSUMER STAPLES — 0.04%
Winn-Dixie Stores, Inc. 8.875% 2008[5]	$ 9,925	$ 8,635

Total bonds & notes (cost: $9,410,000)		8,635

Short-term securities — 10.26%

HBOS Treasury Services PLC 4.98%-5.105% due 7/24-8/29/2006	114,300	113,618
Federal Home Loan Bank 4.79%-5.00% due 7/5-8/25/2006	90,600	90,127
Barclays U.S. Funding Corp. 5.105%-5.155% due 8/8-8/21/2006	90,000	89,405
Spintab AB (Swedmortgage) 4.97%-5.40% due 7/19-9/28/2006	89,300	88,643
Old Line Funding, LLC 5.03%-5.13% due 7/7-7/20/2006[4]	47,800	47,716
Thunder Bay Funding, LLC 5.05% due 8/15/2006[4]	40,496	40,225
Westpac Banking Corp. 5.01%-5.03% due 7/24-8/8/2006[4]	54,000	53,766
Westpac Trust Securities NZ Ltd. 5.035% due 8/2/2006[4]	27,700	27,577
Swedish Export Credit Corp. 5.02%-5.05% due 7/17-8/22/2006	79,000	78,541
Fannie Mae 4.93%-5.07% due 7/26-9/6/2006	77,900	77,304
Amsterdam Funding Corp. 5.06%-5.10% due 7/21-7/31/2006[4]	74,700	74,444
BASF AG 5.01%-5.15% due 7/25-9/6/2006[4]	72,500	71,990
American Honda Finance Corp. 5.00%-5.01% due 7/18-7/24/2006	63,300	63,132
ING (U.S.) Funding LLC 5.09%-5.26% due 8/1-8/8/2006	61,200	60,899
Danske Corp. 5.02%-5.13% due 7/17-8/14/2006[4]	56,000	55,740
Abbey National North America LLC 5.00% due 7/14-7/21/2006	55,000	54,879
Allied Irish Banks N.A. Inc. 5.285%-5.325% due 8/22-8/28/2006[4]	55,000	54,544
Export Development Corp. 4.98%-5.00% due 7/17-7/24/2006	51,500	51,369
Total Capital SA 5.04%-5.13% due 8/3-8/14/2006[4]	50,300	50,027
Dexia Delaware LLC 4.98% due 7/7/2006	50,000	49,953
DaimlerChrysler Revolving Auto Conduit LLC 5.07%-5.08% due 7/12-7/18/2006	50,000	49,894
Canadian Imperial Holdings Inc. 5.03% due 7/17/2006	50,000	49,882
CAFCO, LLC 5.04% due 7/19/2006[4]	50,000	49,872
Freddie Mac 5.03% due 8/17/2006	49,500	49,153
Clipper Receivables Co., LLC 5.06%-5.10% due 7/25-7/28/2006[4]	45,100	44,930
Bank of America Corp. 5.105%--5.12% due 8/14-9/1/2006	40,300	39,991
Bank of Ireland 5.035% due 8/7/2006[4]	40,000	39,785
Concentrate Manufacturing Co. of Ireland 5.02% due 7/11/2006[4]	36,500	36,444
Park Avenue Receivables Co., LLC 5.06% due 7/7/2006[4]	30,625	30,595
Bank of Montreal 4.96% due 7/6/2006	25,000	24,980
Bank of Nova Scotia 5.00% due 7/11/2006	25,000	24,962
Alcon Capital Corp. 5.05% due 8/3/2006[4]	25,000	24,881
IXIS Commercial Paper Corp. 4.95% due 7/7/2006[4]	23,800	23,778
Variable Funding Capital Corp. 5.025% due 7/12/2006[4]	23,300	23,261
Toyota Credit de Puerto Rico Corp. 5.10% due 8/15/2006	15,500	15,398
Three Pillars Funding, LLC 5.28% due 7/3/2006[4]	15,200	15,193
Barton Capital LLC 5.23% due 8/11/2006[4]	10,000	9,939

Total short-term securities (cost: $1,846,851,000)		1,846,837

Total investment securities (cost: $14,494,454,000)		17,982,884
Other assets less liabilities		23,764

Net assets		$18,006,648

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3Valued under fair value procedures adopted by authority of the board of directors.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,016,246,000, which represented 5.64% of the net assets of the fund.
5 Scheduled interest and/or principal payment was not received.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2006, appear below.

	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/06 (000)

Company
OPTI Canada	4,373,000	5,736,600	—	10,109,600	$—	$206,993
OPTI Canada	—	420,000	—	420,000	—	8,599
OPTI Canada, warrants, expire 2008	105,000	—	—	105,000	—	1,820
OPTI Canada, convertible preferred	210,000	—	210,000	—	—	—
Daegu Bank	10,339,890	60,000	—	10,399,890	3,429	186,400
Quicksilver Resources	4,099,150	1,600,000	700,000	4,999,150	—	184,019
Pusan Bank	10,370,500	1,107,000	—	11,477,500	3,462	146,420
Kingboard Chemical Holdings	45,946,000	—	—	45,946,000	1,660	129,560
Kingboard Chemical Holdings, warrants, expire 2006	3,988,200	—	—	3,988,200	—	1,284
Kyphon	1,656,500	1,694,100	—	3,350,600	—	128,529
Samsung Engineering	2,587,640	—	—	2,587,640	853	115,402
Downer EDI	18,701,412	286,978	477,212	18,511,178	1,595	102,287
Medicis Pharmaceutical	2,450,000	1,195,000	—	3,645,000	319	87,480
Semtech	5,900,000	—	—	5,900,000	—	85,255
CNET Networks	10,655,000	—	—	10,655,000	—	85,027
Lojas Renner	1,380,000	—	50,000	1,330,000	1,582	71,637
LS Industrial Systems	1,950,000	—	—	1,950,000	964	68,461
SEEK	12,697,300	4,463,285	—	17,160,585	347	68,187
Lions Gate Entertainment	3,800,000	300,000	—	4,100,000	—	35,055
Lions Gate Entertainment (Canada)	2,728,500	900,000	—	3,628,500	—	31,343
Integra LifeSciences Holdings	—	1,638,300	—	1,638,300	—	63,582
Tripod Technology	—	18,325,000	—	18,325,000	—	62,343
ArthroCare	—	1,374,000	—	1,374,000	—	57,722
MKS Instruments	1,050,000	1,799,944	—	2,849,944	—	57,341
Wright Medical Group	2,000,000	736,000	—	2,736,000	—	57,264
FoxHollow Technologies	—	1,994,900	—	1,994,900	—	54,501
Xinao Gas Holdings	43,066,000	13,372,000	—	56,438,000	350	$53,775
JUMBO	2,852,797	1,087,159	—	3,939,956	736	49,229
Sino-Forest	6,022,800	3,400,000	—	9,422,800	—	48,549
Unibet Group	1,370,850	407,620	—	1,778,470	547	48,280
Silitech Technology	—	9,081,000	—	9,081,000	—	48,167
Fourlis	3,310,000	—	—	3,310,000	—	46,940
Restaurant Group	14,062,000	—	1,562,445	12,499,555	4,817	46,808
Indiabulls Financial Services	—	8,604,292	535,000	8,069,292	283	46,759
Korea Kumho Petrochemical	1,810,940	—	—	1,810,940	970	44,009
Fuji Seal International	1,811,900	280,000	453,300	1,638,600	167	43,110
Centennial Bank Holdings	2,700,000	—	—	2,700,000	—	27,918
Centennial Bank Holdings	—	1,425,000	—	1,425,000	—	14,734
Ekornes	2,020,598	165,000	—	2,185,598	2,238	42,291
Warren Resources	955,000	1,928,418	—	2,883,418	—	41,406
STX Shipbuilding	1,493,000	2,239,798	—	3,732,798	769	40,142
STX Shipbuilding, rights, expire 2005	373,399	—	373,399	—	—	—
Manhattan Associates	1,950,000	—	—	1,950,000	—	39,566
Golden Star Resources	—	13,420,000	—	13,420,000	—	39,202
Greatbatch	990,400	625,000	—	1,615,400	—	38,123
Veeco Instruments	1,598,523	—	—	1,598,523	—	38,109
Saxon Capital	2,520,000	720,000	—	3,240,000	6,699	37,066
Citi Trends	—	849,016	—	849,016	—	36,244
Marchex	1,328,500	671,500	—	2,000,000	—	32,860
Thanachart Capital	86,650,000	—	—	86,650,000	1,608	32,750
Bloomsbury Publishing	4,655,000	750,000	—	5,405,000	355	32,345
CESC (GDR)	3,320,000	—	—	3,320,000	—	18,305
CESC	—	2,509,000	—	2,509,000	—	13,833
NuVasive	—	1,709,000	—	1,709,000	—	31,155
Kenmare Resources	39,316,000	—	—	39,316,000	—	28,139
Kenmare Resources,
warrants, expire 2009	5,775,000	—	—	5,775,000	—	2,293
IBT Education	—	21,727,690	—	21,727,690	599	30,338
WD-40	900,000	—	—	900,000	594	30,213
GES International	—	42,700,000	—	42,700,000	1,551	27,789
Baycorp Advantage	—	11,585,000	—	11,585,000	—	27,619
Gateway Distriparks	—	3,949,867	—	3,949,867	229	17,726
Gateway Distriparks (GDR)	—	2,135,000	—	2,135,000	141	9,581
Ballast Nedam	628,753	—	—	628,753	701	26,669
ValueVision Media	1,800,000	600,000	—	2,400,000	—	26,472
Kakaku.com	6,179	2,156	—	8,335	19	26,372
Apollo Hospitals Enterprise	1,433,400	1,566,600	—	3,000,000	—	26,220
Apollo Hospitals Enterprise (GDR)	1,053,100	—	1,053,100	—	—	—
Knot	1,200,000	—	—	1,200,000	—	25,116
Knot	178,820	—	178,820	—	—	—
Nien Made Enterprise	—	22,100,000	—	22,100,000	—	24,880
Connetics	2,000,000	—	—	2,000,000	—	23,520
O2Micro International	2,495,000	560,000	—	3,055,000	—	23,493
PGG Wrightson	—	16,195,000	—	16,195,000	413	21,849
SFA Engineering	437,500	116,200	—	553,700	502	19,381
Ichia Technologies	16,995,177	—	—	16,995,177	—	19,343
Volcano	—	2,122,000	—	2,122,000	—	19,204
Progressive Gaming International	—	2,425,000	—	2,425,000	—	18,915
RNB Retail and Brands	—	2,655,000	—	2,655,000	$39	$18,434
Nabi Biopharmaceuticals	3,050,000	—	—	3,050,000	—	17,507
Billing Services Group	16,548,800	—	—	16,548,800	—	16,200
Hung Poo Real Estate Development	—	16,367,000	—	16,367,000	—	16,198
Levitt	500,000	500,000	—	1,000,000	30	16,000
Hythiam	—	2,250,000	—	2,250,000	—	15,683
Mineral Deposits	—	16,220,000	—	16,220,000	—	15,661
Bankers Petroleum	9,400,000	13,703,800	321,000	22,782,800	—	15,311
Echelon	2,000,000	—	—	2,000,000	—	14,980
Kyeryong Construction Industrial	469,250	—	—	469,250	309	14,842
Michaniki	—	3,935,000	—	3,935,000	693	14,780
YBM Sisa.com	—	576,396	—	576,396	83	14,554
Spark Networks (GDR)	747,000	553,000	—	1,300,000	—	7,972
Spark Networks (ADR)	—	1,103,000	—	1,103,000	—	5,625
Spark Networks	1,103,000	—	1,103,000	—	—	—
Ballarat Goldfields	—	53,355,000	—	53,355,000	—	11,096
Ballarat Goldfields	—	10,250,000	—	10,250,000	—	2,132
Halla Engineering & Construction	626,000	—	—	626,000	258	12,870
Caspian Energy (United Kingdom)	3,450,000	—	—	3,450,000	—	7,870
Caspian Energy	—	2,000,000	—	2,000,000	—	3,717
Caspian Energy	450,000	—	—	450,000	—	984
Gaming VC Holdings	2,023,800	—	—	2,023,800	526	12,042
Sharper Image	950,000	—	—	950,000	—	10,555
Career Technology	5,255,894	8,100,000	—	13,355,894	—	10,286
SupportSoft	—	2,554,400	—	2,554,400	—	10,064
FirstAfrica Oil	96,515,000	75,823,000	—	172,338,000	—	9,868
KEC	5,235,400	—	—	5,235,400	151	8,666
Allion Healthcare	864,221	314,100	278,321	900,000	—	7,821
Plantynet	—	537,600	—	537,600	49	7,368
Regal Petroleum	4,670,000	3,147,000	—	7,817,000	—	7,147
Phoenix PDE	1,500,000	—	—	1,500,000	124	6,737
TICON Property Fund	—	24,700,000	—	24,700,000	114	6,321
Energem Resources	8,002,500	—	—	8,002,500	—	5,952
Energem Resources, warrants, expire 2008	1,200,000	—	—	1,200,000	—	—
Sanctuary Group	23,546,700	14,295,000	23,428,967	14,412,733	—	5,258
Interflex	799,000	—	—	799,000	66	4,987
Ultraframe	6,330,000	—	—	6,330,000	—	3,449
LTG Technologies	17,785,714	—	—	17,785,714	—	2,710
Vision-Sciences	1,884,500	—	—	1,884,500	—	2,092
Infoteria	2,672	—	95	2,577	—	901
ZOOTS	25,173	—	—	25,173	—	234
Aricom PLC*	2,593,134	7,300,000	—	9,893,134	—	—
Atheros Communications*	3,180,000	—	3,180,000	—	—	—
Banro*	1,750,000	—	—	1,750,000	—	—
Blue Nile*	400,000	585,375	125,000	860,375	—	—
Brooks Automation*	2,725,000	—	2,000,000	725,000	—	—
Can Do*	7,900	—	5,063	2,837	111	—
Capital Lease Funding*	1,630,000	415,000	795,000	1,250,000	—	—
Cheil Industries*	2,495,000	80,000	315,000	2,260,000	1,592	—
Conexant Systems*	24,000,000	—	24,000,000	—	—	—
Cymer*	2,060,000	—	1,600,000	460,000	—	—
DELTA HOLDING*	2,404,000	—	2,404,000	—	—	—
Delta Petroleum*	3,217,500	61,500	750,000	2,529,000	—	—
Eastern Platinum*	4,087,500	474,200	—	4,561,700	—	—
Eastern Platinum*	—	3,500,000	—	3,500,000	—	—
Eastern Platinum, warrants, expire 2008*	2,043,750	—	—	2,043,750	—	—
Eastern Platinum, warrants, expire 2009*	—	1,750,000	—	1,750,000	—	—
Expro International Group*	4,600,000	—	1,424,548	3,175,452	687	—
GSI Commerce*	2,794,491	—	1,799,470	995,021	—	—
Hanil Cement*	491,700	—	409,200	82,500	325	—
Hanwha Chemical*	6,492,000	—	5,357,000	1,135,000	1,873	—
Horizon Health*	—	968,900	968,900	—	—	—
Hudson Highland Group*	1,244,000	330,000	1,325,900	248,100	—	—
iVillage*	4,690,000	—	4,690,000	—	—	—
Keryx Biopharmaceuticals*	—	2,000,000	—	2,000,000	—	—
Kiryung Electronics*	1,780,000	—	998,519	781,481	—	—
NTELOS Holdings*	—	1,150,000	126,600	1,023,400	—	—
NutriSystem*	1,706,800	—	1,356,800	350,000	—	—
ORCO PROPERTY GROUP*	—	440,407	94,300	346,107	372	—
Paddy Power*	2,521,700	—	2,521,700	—	—	—
Power Integrations*	2,300,000	—	1,250,000	1,050,000	—	—
Silicon Graphics*	14,000,000	—	14,000,000	—	—	—
Tetra Tech*	3,162,500	—	1,402,000	1,760,500	—	—
Toho Pharmaceutical*	2,615,000	—	815,500	1,799,500	208	—
United Stationers*	1,712,200	—	678,200	1,034,000	—	—
UrAsia Energy*	—	22,000,000	—	22,000,000	—	—
Vail Resorts*	2,050,000	—	2,050,000	—	—	—
Wing Tai Holdings*	38,478,000	1,522,000	23,588,000	16,412,000	575	—
					$46,684	$3,968,192

*Unaffiliated issuer at 6/30/2006.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 4,400,578
Gross unrealized depreciation on investment securities	(1,076,194)
Net unrealized appreciation on investment securities	3,324,384
Cost of investment securities for federal income tax purposes	14,658,500

MFGEFP-935-0806-S6919

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Gordon Crawford
Gordon Crawford, Vice Chairman and PEO

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gordon Crawford
Gordon Crawford, Vice Chairman and PEO

Date: August 28, 2006

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and PFO

Date: August 28, 2006